Segmented information (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Percentage of Revenue	10.00%	10.00%	10.00%
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Sales Revenue, Net [Member]
Percentage of Revenue	84.00%	90.00%	90.00%
Concentration Risk, Percentage	84.00%	90.00%	90.00%
One Customer [Member]
Percentage of Revenue	24.00%	20.00%	19.00%
Concentration Risk, Percentage	24.00%	20.00%	19.00%
Two Customer [Member]
Percentage of Revenue	20.00%	23.00%	28.00%
Concentration Risk, Percentage	20.00%	23.00%	28.00%